Cover	Jan. 20, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 20, 2023
Entity Registrant Name	Boxed, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39817
Entity Tax Identification Number	85-3316188
Entity Address, Address Line One	61 Broadway, Floor 30
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006
City Area Code	(646)
Local Phone Number	586-5599
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001828672
Amendment Flag	false
Common stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	BOXD
Security Exchange Name	NYSE
Warrants to purchase common stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	BOXD WS
Security Exchange Name	NYSE